Cost of sales	12 Months Ended
Dec. 31, 2024
Disclosure Of Cost Of Sales [Abstract]
Cost of sales	Cost of sales

Cost of sales is analysed as follows:

	2024	2023	2022
Opening inventories	62,087	70,120	80,211
Purchases of raw materials	92,851	92,457	152,181
Purchases of finished products	21,393	20,459	27,751
Labour costs	69,827	72,862	86,352
Depreciation and amortisation	6,526	8,639	8,356
Third party manufacturers costs	1,176	1,276	1,587
Other manufacturing costs	13,956	13,540	19,250
Government grants related to PPE	(1,906)	(1,503)	(1,414)
Closing inventories	(62,815)	(62,087)	(70,120)
Total	203,095	215,763	304,154

The line item “Depreciation and amortisation” includes the depreciation expenses of property plant and equipment and right-of-use assets used in the production of finished goods.